Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Table Text Block Supplement [Abstract]
Book Values and Fair Values of Long-term Debt
	December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$16,516	$19,259	$16,811	$18,285

Other Temporary Investments
	December 31, 2011
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$216	$-	$-	$216
Fixed Income Securities:
Mutual Funds	64	-	-	64
Equity Securities - Mutual Funds	11	3	-	14
Total Other Temporary Investments	$291	$3	$-	$294

	December 31, 2010
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$225	$-	$-	$225
Fixed Income Securities:
Mutual Funds	69	-	-	69
Variable Rate Demand Notes	97	-	-	97
Equity Securities - Mutual Funds	18	7	-	25
Total Other Temporary Investments	$409	$7	$-	$416

(a)	Primarily represents amounts held for the payment of debt.

Debt and Equity Securities Within Other Temporary Investments
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$268	$455	$35
Purchases of Investments	154	503	82
Gross Realized Gains on Investment Sales	4	16	-
Gross Realized Losses on Investment Sales	-	-	-

Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Year Ended December 31, 2011

(in millions)
Balance in AOCI as of December 31, 2010	$4
Changes in Fair Value Recognized in AOCI	1
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income:
Interest Income	(3)
Balance in AOCI as of December 31, 2011	$2

Nuclear Trust Fund Investments
	December 31,
	2011			2010
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$18	$-	$-	$20	$-	$-
Fixed Income Securities:
United States Government	544	61	(1)	461	23	(1)
Corporate Debt	54	5	(2)	59	4	(2)
State and Local Government	330	-	(2)	341	(1)	-
Subtotal Fixed Income Securities	928	66	(5)	861	26	(3)
Equity Securities - Domestic	646	215	(80)	634	183	(123)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,592	$281	$(85)	$1,515	$209	$(126)

Securities Activity Within the Decommissioning and SNF Trusts
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$1,111	$1,362	$713
Purchases of Investments	1,167	1,415	771
Gross Realized Gains on Investment Sales	33	12	28
Gross Realized Losses on Investment Sales	22	2	1

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts
Fair Value
of Debt
Securities
(in millions)
Within 1 year	$62
1 year – 5 years	285
5 years – 10 years	350
After 10 years	231
Total	$928

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$6	$-	$-	$215	$221

Other Temporary Investments
Restricted Cash (a)	191	-	-	25	216
Fixed Income Securities:
Mutual Funds	64	-	-	-	64
Equity Securities - Mutual Funds (b)	14	-	-	-	14
Total Other Temporary Investments	269	-	-	25	294

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	47	1,299	147	(945)	548
Cash Flow Hedges:
Commodity Hedges (c)	15	23	-	(18)	20
De-designated Risk Management Contracts (d)	-	-	-	28	28
Total Risk Management Assets	62	1,322	147	(935)	596

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	5	-	13	18
Fixed Income Securities:
United States Government	-	544	-	-	544
Corporate Debt	-	54	-	-	54
State and Local Government	-	330	-	-	330
Subtotal Fixed Income Securities	-	928	-	-	928
Equity Securities - Domestic (b)	646	-	-	-	646
Total Spent Nuclear Fuel and Decommissioning Trusts	646	933	-	13	1,592

Total Assets	$983	$2,255	$147	$(682)	$2,703

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$43	$1,209	$78	$(1,052)	$278
Cash Flow Hedges:
Commodity Hedges (c)	-	43	-	(18)	25
Interest Rate/Foreign Currency Hedges	-	42	-	-	42
Total Risk Management Liabilities	$43	$1,294	$78	$(1,070)	$345

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$170	$-	$-	$124	$294

Other Temporary Investments
Restricted Cash (a)	184	-	-	41	225
Fixed Income Securities:
Mutual Funds	69	-	-	-	69
Variable Rate Demand Notes	-	97	-	-	97
Equity Securities - Mutual Funds (b)	25	-	-	-	25
Total Other Temporary Investments	278	97	-	41	416

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	20	1,432	112	(1,013)	551
Cash Flow Hedges:
Commodity Hedges (c)	11	17	-	(15)	13
Interest Rate/Foreign Currency Hedges	-	25	-	-	25
Fair Value Hedges	-	7	-	-	7
De-designated Risk Management Contracts (d)	-	-	-	46	46
Total Risk Management Assets	31	1,481	112	(982)	642

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	8	-	12	20
Fixed Income Securities:
United States Government	-	461	-	-	461
Corporate Debt	-	59	-	-	59
State and Local Government	-	341	-	-	341
Subtotal Fixed Income Securities	-	861	-	-	861
Equity Securities - Domestic (b)	634	-	-	-	634
Total Spent Nuclear Fuel and Decommissioning Trusts	634	869	-	12	1,515

Total Assets	$1,113	$2,447	$112	$(805)	$2,867

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$25	$1,325	$27	$(1,114)	$263
Cash Flow Hedges:
Commodity Hedges (c)	4	13	-	(15)	2
Interest Rate/Foreign Currency Hedges	-	4	-	-	4
Fair Value Hedges	-	1	-	-	1
Total Risk Management Liabilities	$29	$1,343	$27	$(1,129)	$270

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(e)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(f)       The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.

(g)       The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Net Risk Management
Year Ended December 31, 2011	Assets (Liabilities)
(in millions)
Balance as of December 31, 2010	$85
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(10)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	9
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(3)
Transfers into Level 3 (d) (f)	13
Transfers out of Level 3 (e) (f)	(12)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(13)
Balance as of December 31, 2011	$69

Net Risk Management
Year Ended December 31, 2010	Assets (Liabilities)

(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	63
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(25)
Transfers into Level 3 (d) (f)	18
Transfers out of Level 3 (e) (f)	(53)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2010	$85

Net Risk Management
Year Ended December 31, 2009	Assets (Liabilities)
(in millions)
Balance as of December 31, 2008	$49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(4)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	44
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(17)
Transfers in and/or out of Level 3 (h)	(25)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2009	$62

(a)       Included in revenues on our statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on our statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.